Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 15,647	$ 16,184	$ 15,466
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	15,647
Supplemental Retirement Plan [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		3
Supplemental Retirement Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	94	91
Supplemental Retirement Plan [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
Supplemental Retirement Plan [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	6,315	6,383
Supplemental Retirement Plan [Member] | Equity Market Funds, Commodity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		19
Supplemental Retirement Plan [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	357	342
Supplemental Retirement Plan [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,155	1,150
Supplemental Retirement Plan [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	242	253
Supplemental Retirement Plan [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	123	118
Supplemental Retirement Plan [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,338	7,802
(Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		16,184
(Level 1) [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	15,647
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		3
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	94	91
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	6,315	6,383
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Commodity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		19
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	357	342
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,155	1,150
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	242	253
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	123	118
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 7,338	$ 7,802